Other current liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities, Current [Abstract]
Other current liabilities

Note 6 — Other current liabilities

Other current liabilities consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Other payables	$87,836	$104,979
Total other current liabilities	$87,836	$104,979